Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity during the three and six months ended June 30, 2026, is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2026	1,428,006	$4.40
Granted	104,923	4.69
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding as of June 30, 2026	1,532,929	$4.42	9.2	$889,758

Exercisable as of June 30, 2026	464,480	$4.46	9.3	$248,688

A summary of stock option activity during the year ended December 31, 2025, is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2025	-	$-
Granted	1,428,006	4.40
Exercised	-	-
Expired	-	-
Forfeited	-	4.40
Outstanding as of December 31, 2025	1,428,006	$4.40	9.9	$856,804

Exercisable as of December 31, 2025	226,329	$4.40	9.7	$135,798

Schedule of Stock Options Granted Using the Black-Scholes Valuation Model

The Company estimated the fair value of the stock options granted using the Black-Scholes valuation model with the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Risk-free interest rate	4.05%	N/A	3.94%-4.05%	N/A
Expected term (years)	5.73	N/A	5.00-5.73	N/A
Expected volatility	0.00%	N/A	0.00%-0.00%	N/A
Expected dividends	0%	N/A	0%	N/A

The Company estimated the fair value of the stock options granted using the Black-Scholes valuation model with the following assumptions:

	For the Year Ended
	December 31,
	2025	2024
Risk-free interest rate	3.62% - 3.67%	N/A
Expected term (years)	5.50 - 6.00	N/A
Expected volatility	95% - 97%	N/A
Expected dividends	0%	N/A